Finance receivables - Additional Information (Detail) - Geographic Concentration Ratio - Finance receivables	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
North America
Accounts, Notes, Loans and Financing Receivable [Line Items]
Concentration Risk Percentage	59.10%	59.30%
Europe
Accounts, Notes, Loans and Financing Receivable [Line Items]
Concentration Risk Percentage	10.30%	9.50%
Japan
Accounts, Notes, Loans and Financing Receivable [Line Items]
Concentration Risk Percentage	8.30%	7.90%
Asia
Accounts, Notes, Loans and Financing Receivable [Line Items]
Concentration Risk Percentage	11.90%	12.80%
Other Countries
Accounts, Notes, Loans and Financing Receivable [Line Items]
Concentration Risk Percentage	10.40%	10.50%